Label	Element	Value
American Funds Tax-Exempt Preservation Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Prospectus Supplement October 1, 2023

For the following series with prospectuses dated January 1, 2023 (as supplemented to date):

American Funds College Target Date Series®

American Funds® Portfolio Series

American Funds® Tax-Aware Conservative Growth and Income Portfolio

American Funds® Preservation Portfolio

American Funds® Tax-Exempt Preservation Portfolio

American Funds Target Date Retirement Series®

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds® Tax-Exempt Preservation Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

3. The footnote under the “Shareholder fees” table in the “Fees and expenses of the fund” section for the American Funds Tax-Exempt Preservation Portfolio within the American Funds Portfolio Series is amended to read as follows:

[1]	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Keep this supplement with your prospectus.
American Funds Tax-Exempt Preservation Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.